DEFERRED INCOME TAXES - Reconciliation of Deferred Income Tax Recovery (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Disclosure of income tax [Abstract]
Income (loss) before taxes	$ (217.1)	[1]	$ (907.6)
Combined federal and provincial tax rate	27.10%		27.08%
Expected income tax expense (recovery)	$ (58.8)		$ (245.8)
Change in unrecognized deferred tax asset	397.7		22.6
Foreign exchange (gain) loss	2.0		(2.0)
Other including share based compensation	1.3		1.4
Deferred income tax expense (recovery)	$ 342.2		$ (223.8)
Tax rate effect of expense not deductible in determining taxable profit (tax loss)	50.00%

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjJmY2RlZjAzOGRkOTRlOWE5NjlkYTc5MWVjNWQ3ZWRhfFRleHRTZWxlY3Rpb246RTdGNjdEMTk4QzhCMzA5MTVCODczRkVEMTY1NDc4ODkM}